ORGANIZATION - Net revenue, net loss, operating, investing and financing cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Variable interest entity
Total net revenues	¥ 77,776,932	$ 10,954,652	¥ 60,668,779	¥ 80,752,439
Net income (loss)	5,889,604	829,535	(1,397,284)	(524,766)
Net cash provided by (used in) operating activities	11,157,625	1,571,522	8,460,754	3,595,122
Net cash provided by (used in) investing activities	(3,977,440)	(560,210)	(8,472,355)	(24,884,074)
Net cash used in financing activities	(6,961,591)	(980,519)	(1,154,993)	(1,074,173)
Cash, cash equivalents and restricted cash change during the year	263,202	$ 37,071	(1,137,950)	(22,805,266)
VIE
Variable interest entity
Total net revenues from third party	595,498		470,564	946,883
Total net revenues from non-VIE subsidiaries of the Group	263,430		183,146	184,717
Total net revenues	858,928		653,710	1,131,600
Net income (loss)	194,948		97,023	(52,557)
Net cash provided by (used in) operating activities	1,598,138		(1,537,384)	(1,604,900)
Net cash provided by (used in) investing activities	(193,772)		185,267	3,784,129
Net cash used in financing activities	(919,284)		(849,738)	(1,440,230)
Cash, cash equivalents and restricted cash change during the year	¥ 485,082		¥ (2,201,855)	¥ 738,999